Accounting principles	6 Months Ended
Jun. 30, 2022
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Accounting principles
Note 2. Accounting principles
2.1 Basis for preparation
The Interim Consolidated Financial Statements of Cellectis as of, and for the
six-month
period ended, June 30, 2022 were approved by our Board of Directors on August 4, 2022.
The Interim Consolidated Financial Statements are presented in U.S. dollars. See Note 2.2.
The Interim Consolidated Financial Statements as of, and for the
six-month
period ended June 30, 2022 have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”).
The Interim Consolidated Financial Statements as of and for the
six-month
period ended June 30, 2022 have been prepared using the same accounting policies and methods as those applied for the year ended December 31, 2021, except as described below related to the new or amended accounting standards applied.
IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“the IAS”), as well as the interpretations issued by the Standards Interpretation Committee (“the SIC”), and the International Financial Reporting Interpretations Committee (“IFRIC”).
Application of new or amended accounting standards or new amendments
The following pronouncements and related amendments have been adopted by us from January 1, 2022 but had no significant impact on the Interim Consolidated Financial Statements:

•	Amendments to IAS 37 – Onerous Contracts: Cost of Fulfilling a Contract (Effective for the accounting periods as of January 1, 2022)

•	Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before Intended Use (Effective for the accounting periods as of January 1, 2022)

•	Amendments to IFRS 3 – Reference to the Conceptual Framework (Effective for the accounting periods as of January 1, 2022)

•	IFRS 9 Financial Instruments – Fees in the ’10 per cent’ Test for Derecognition of Financial Liabilities (Effective for the accounting periods as of January 1, 2022)
Accounting standards, interpretations and amendments issued but not yet effective
The following pronouncements and related amendments are applicable for first quarter accounting periods beginning after January 1, 2023 or later, as specified below. We are currently evaluating if the adoption of these pronouncements and amendments will have a material impact on our results of operations, financial position, or cash flows:

•
IFRS 17 Insurance Contracts (including Amendments to IFRS 17 issued in June 2020 and Amendment to IFRS 17—Initial Application of IFRS 17 and IFRS 9 – Comparative Information issued in December 2021) (issued in May 2017 and Effective for the accounting periods as of January 1, 2023)

•	Amendments to IAS 1 – Classification of Liabilities as Current or Non-current (issued in July 2020 and Effective for the accounting periods as of January 1, 2023)

•	Amendments to IAS 8 – Definition of Accounting Estimates (issued on 12 February 2021 and Effective for the accounting periods as of January 1, 2023)

•	Amendments to IAS 1 and IFRS Practice Statement 2 –Disclosure of Accounting Policies (issued in March 2021 and Effective for the accounting periods as of January 1, 2023)

•
Amendments to IAS 12 – Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued in May 2021 and Effective for the accounting periods as of January 1, 2023)

2.2 Currency of the financial statements
The Interim Consolidated Financial Statements are presented in U.S. dollars, which differs from the functional currency of Cellectis, which is the euro. We believe that this presentation enhances the comparability with peers, which primarily present their financial statements in U.S. dollars.
All financial information (unless indicated otherwise) is presented in thousands of U.S. dollars.
The statements of financial position of consolidated entities having a functional currency different from the U.S. dollar are translated into U.S. dollars at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statements of operations, statements of comprehensive income (loss) and statements of cash flows of such consolidated entities are translated at the average period to date exchange rate. The resulting translation adjustments are included in equity under the caption “Other comprehensive income (loss)” in the Condensed Consolidated Statements of Changes in Shareholders’ Equity.
2.3 Consolidated entities and
non-controlling
interests
Accounting policy
We control all the legal entities included in the consolidation. An investor controls an investee when the investor is exposed to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Control requires power, exposure to variability of returns and a linkage between the two.
To have power, the investor needs to have existing rights that give it the current ability to direct the relevant activities that significantly affect the investee’s returns.
In order to ascertain control, potential voting rights which are substantial are taken into consideration.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary.
All intra-Group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full in the consolidation.
Consolidated entities
For the
six-month
period ended June 30, 2022, the consolidated group of companies (sometimes referred to as the “Group”) includes Cellectis S.A., Cellectis, Inc., Cellectis Biologics, Inc. and Calyxt.
As of June 30, 2022, Cellectis S.A. owns 100% of Cellectis, Inc., which owns 100% of Cellectis Biologics, Inc., and approximately 51.3% of Calyxt’s outstanding shares of common stock.
On September 21, 2021, Calyxt entered into an
At-the-Market
Program (“ATM Program”). Under the terms of the ATM
Program
, Calyxt may, from
time-to-time,
issue common stock having an aggregate offering value of up to $
50.0
 million. At its discretion, Calyxt determines the timing and number of shares to be issued under the ATM Program. Based on Calyxt’s public float, as of the date of the filing of its Annual Report on Form
10-K,
Calyxt is only permitted to utilize a “shelf” registration statement, including the registration statement under which the ATM Program is operated, subject to Instruction I.B.6 to Form
S-3,
which is referred to as the “baby shelf” rules. For so long as Calyxt’s public float is less than $
75,000,000
, it
may
not sell more than the equivalent of
one-third
of its public float during any twelve consecutive months pursuant to the baby shelf rules. As of December 31, 2021, the Company had issued approximately
1.4
 million shares of common stock under the ATM Program. Calyxt’s balance of cash and cash equivalents includes $3.9 million of net proceeds from those sales, and another $
0.2
 million of cash was received in early January 2022 following the settlement of those sales with the broker. During the six-month
period ended June 30, 2022, Calyxt did not issue any shares of common stock under the ATM Program.
On February 23, 2022, Calyxt completed the placement to an institutional investor in an
SEC-registered
underwritten offering of (i) 3,880,000 shares of Calyxt common stock,
(ii) pre-funded
warrants to purchase up to 3,880,000 shares of its common stock, and (iii) common warrants to purchase up to 7,760,000 shares of its common stock (the “Offering”). The shares of common stock and the pre-funded
warrants were each sold in combination with corresponding common warrants, with one common warrant to purchase one share of common stock for each share of common stock or each pre-funded
warrant sold. The
pre-funded
warrants are exercisable for an exercise price of $0.0001 per share of Calyxt common stock and the common warrants are exercisable for an exercise price of $1.41 per share of Calyxt common stock. The pre-funded
warrants are immediately exercisable and remain exercisable until exercised, while the common warrants will be exercisable six months after the date of issuance and expire on August 23, 2027. The aggregate offering price for each share of common stock and an accompanying common warrant was $
1.41
. The aggregate offering price for each
pre-funded
warrant and an accompanying common warrant was $1.4099.
On May 5, 2022, all of Calyxt’s outstanding
pre-funded
warrants were exercised by their holder. Based on Calyxt’s 46,648,163 shares of outstanding common stock as of May 4, 2022, Cellectis S.A.’s ownership of Calyxt’s outstanding common stock as of May 5, 2022 was
51.4
% (51.3% as of June 30, 2022). If all remaining common warrants were fully exercised, Cellectis S.A.’s ownership of Calyxt’s outstanding common stock would be reduced to 43.9%.
On May 17, 2022, Calyxt, Inc. received a written notice from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) that Calyxt is not in compliance with the requirement to maintain a minimum closing bid price of $1.00 per share, as set forth in Nasdaq Listing Rule 5450(a)(1) (the “Bid Price Requirement”), because the closing bid price of Calyxt’s common stock, par value $0.0001 per share, was below $1.00 per share for 30 consecutive business days. At Calyxt’s 2022 annual meeting of stockholders held on June 1, 2022, Calyxt got an approval from its stockholders of an amendment to its amended and restated certificate of incorporation to effect a reverse stock split of Calyxt’s shares of common stock at a ratio not less than
2-to-1
and not greater than
10-to-1,
with the exact ratio set within that range at the discretion of Calyxt’s board of directors before April 1, 2024 without further approval or authorization of Calyxt’s stockholders (the “Reverse Stock Split”). There can be no assurance that the reverse stock split, if implemented, will increase the market price of Calyxt’s common stock in proportion to the reduction in the number of shares of Calyxt’s common stock outstanding before the reverse stock split or result in a permanent increase in the market price.
Non-controlling
interests
Non-controlling
shareholders held a 38.2% interest in Calyxt as of December 31, 2021 and a 48.7% interest in Calyxt as of June 30, 2022. These non-controlling
interests were generated during the initial public offering of Calyxt and a subsequent follow-on
offering, as well as through vesting and exercises of equity awards and Calyxt’s ATM Program.